Trade and other receivables - Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 14,972	$ 12,798
Sales taxes receivable	164	220
Other receivables	82	5
Total	$ 15,218	$ 13,023